Schedule of Investments (unaudited)
February 28, 2025
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.7%
AAR Corp.(a)	31,916	$ 2,075,178
AeroVironment, Inc.(a)(b)	42,033	6,288,977
Archer Aviation, Inc., Class A(a)	180,311	1,601,162
Astronics Corp.(a)(b)	101,457	2,030,155
BWX Technologies, Inc.	29,429	3,059,733
Ducommun, Inc.(a)	154,435	9,052,980
Karman Holdings, Inc.(a)	84,452	2,663,616
Leonardo DRS, Inc.(a)	67,724	2,062,196
Mercury Systems, Inc.(a)	72,723	3,229,628
Moog, Inc., Class A	118,671	20,232,219
Rocket Lab U.S.A., Inc., Class A(a)(b)	291,230	5,967,303
Triumph Group, Inc.(a)	17,143	435,089
V2X, Inc.(a)	176,028	8,259,234
		66,957,470
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.(a)	153,820	6,063,584
Hub Group, Inc., Class A	17,210	707,331
		6,770,915
Automobile Components — 1.3%
Adient PLC(a)	509,849	8,070,910
BorgWarner, Inc.	90,070	2,681,384
Cooper-Standard Holdings, Inc.(a)	84,671	1,281,919
Dana, Inc.	256,976	3,821,233
Dorman Products, Inc.(a)	35,426	4,657,102
Gentherm, Inc.(a)	21,526	712,080
Goodyear Tire & Rubber Co. (The)(a)(b)	462,303	4,368,763
Modine Manufacturing Co.(a)(b)	150,265	12,706,409
Patrick Industries, Inc.	42,889	3,885,743
Standard Motor Products, Inc.	77,640	2,215,069
Visteon Corp.(a)	112,046	9,716,629
		54,117,241
Banks — 9.7%
1st Source Corp.	136,372	8,850,543
Amalgamated Financial Corp.	413,540	13,419,373
Ameris Bancorp	100,617	6,497,846
Axos Financial, Inc.(a)(b)	70,310	4,696,708
Banc of California, Inc.	407,405	6,058,112
Bank of Marin Bancorp	78,657	1,917,658
Bank7 Corp.	21,325	879,016
BankFinancial Corp.	10,779	142,714
Business First Bancshares, Inc.	74,948	1,988,370
Byline Bancorp, Inc.	114,626	3,271,426
Camden National Corp.	5,874	258,339
Capital City Bank Group, Inc.	189,096	7,015,462
Capitol Federal Financial, Inc.	177,089	1,048,367
Chemung Financial Corp.	4,501	232,477
Coastal Financial Corp.(a)	44,514	4,394,867
Commerce Bancshares, Inc.	37,863	2,462,988
Community Trust Bancorp, Inc.	74,263	4,054,017
ConnectOne Bancorp, Inc.	365,401	9,328,688
Customers Bancorp, Inc.(a)	12,336	666,144
Dime Community Bancshares, Inc.	54,468	1,688,508
Eagle Bancorp, Inc.	27,856	647,931
Enterprise Bancorp, Inc.	20,550	886,732
Enterprise Financial Services Corp.	269,264	15,908,117
FB Financial Corp.	276,073	13,947,208
Financial Institutions, Inc.	65,265	1,828,725
First Bancshares, Inc. (The)	193,489	6,901,753
First Busey Corp.	121,790	2,921,742
First Business Financial Services, Inc.	118,973	6,322,225
Security	Shares	Value
Banks (continued)
First Community Bankshares, Inc.	66,415	$ 2,785,445
First Financial Bankshares, Inc.	363,744	13,698,599
First Financial Corp.	122,131	6,315,394
First Financial Northwest, Inc.	10,701	227,931
First Horizon Corp.	213,389	4,596,399
First Internet Bancorp	65,815	1,952,731
First Interstate BancSystem, Inc., Class A	290,405	8,915,433
First of Long Island Corp. (The)	76,556	1,008,243
First United Corp.	27,047	968,012
Flushing Financial Corp.	117,551	1,684,506
FNB Corp.	232,320	3,447,629
Hancock Whitney Corp.	314,402	17,961,786
HarborOne Bancorp, Inc.	59,920	694,473
HBT Financial, Inc.	166,191	4,154,775
Heritage Commerce Corp.	699,732	7,424,157
Heritage Financial Corp.	34,073	861,025
Hilltop Holdings, Inc.	25,065	801,829
HomeTrust Bancshares, Inc.	127,297	4,674,346
Horizon Bancorp, Inc.	574,879	9,795,938
Independent Bank Corp.	194,152	6,597,285
Kearny Financial Corp.	856,734	5,988,571
Live Oak Bancshares, Inc.	19,295	613,774
Mercantile Bank Corp.	60,420	2,912,848
Metropolitan Bank Holding Corp.(a)	25,640	1,549,425
Mid Penn Bancorp, Inc.	67,240	1,909,616
Midland States Bancorp, Inc.	331,338	6,421,330
MidWestOne Financial Group, Inc.	16,809	511,834
National Bank Holdings Corp., Class A	39,476	1,652,860
Nicolet Bankshares, Inc.	23,562	2,824,377
Northeast Bank	7,045	707,459
Northfield Bancorp, Inc.	402,954	4,746,798
Northrim BanCorp, Inc.	110,281	9,076,126
OceanFirst Financial Corp.	966,461	17,405,963
Origin Bancorp, Inc.	86,711	3,357,450
Orrstown Financial Services, Inc.	9,625	322,438
Park National Corp.	11,412	1,899,413
Peapack-Gladstone Financial Corp.	111,946	3,622,573
Peoples Bancorp, Inc.	29,929	957,728
Premier Financial Corp.	353,325	9,907,233
Primis Financial Corp.	48,162	506,183
Prosperity Bancshares, Inc.	5,385	413,353
Provident Financial Services, Inc.	481,474	8,786,900
Republic Bancorp, Inc., Class A	32,707	2,218,516
Riverview Bancorp, Inc.	202,771	1,048,326
Sandy Spring Bancorp, Inc.	202,150	6,462,735
ServisFirst Bancshares, Inc.	77,372	7,071,801
Shore Bancshares, Inc.	138,025	2,089,008
Sierra Bancorp	84,265	2,588,621
SmartFinancial, Inc.	42,735	1,483,759
South Plains Financial, Inc.	83,040	2,926,330
Southern First Bancshares, Inc.(a)	51,115	1,746,088
Southside Bancshares, Inc.	28,544	877,728
SouthState Corp.	33,358	3,362,486
Stellar Bancorp, Inc.	23,175	674,161
Tompkins Financial Corp.	9,058	624,006
United Bankshares, Inc.	45,465	1,643,105
Unity Bancorp, Inc.	5,184	246,188
Univest Financial Corp.	185,388	5,665,457
Valley National Bancorp	1,161,140	11,425,618
Veritex Holdings, Inc.	61,981	1,632,580

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Washington Trust Bancorp, Inc.	272,136	$ 8,741,008
WesBanco, Inc.	356,132	12,489,549
		387,913,314
Beverages — 0.1%
Boston Beer Co., Inc. (The), Class A(a)	12,920	3,149,508
Biotechnology — 8.9%
4D Molecular Therapeutics, Inc.(a)	152,112	689,067
ACADIA Pharmaceuticals, Inc.(a)	433,064	8,488,054
ADMA Biologics, Inc.(a)	318,088	5,213,462
Agios Pharmaceuticals, Inc.(a)	106,644	3,790,128
Akero Therapeutics, Inc.(a)	105,892	5,201,415
Alector, Inc.(a)	675,745	1,108,222
Alkermes PLC(a)(b)	135,294	4,644,643
Allogene Therapeutics, Inc.(a)(b)	328,343	640,269
Amicus Therapeutics, Inc.(a)	1,191,109	11,303,624
AnaptysBio, Inc.(a)	82,467	1,387,095
Anika Therapeutics, Inc.(a)	37,826	660,064
Apellis Pharmaceuticals, Inc.(a)(b)	104,516	2,628,577
Arcellx, Inc.(a)	42,370	2,746,423
Arcturus Therapeutics Holdings, Inc.(a)(b)	145,301	2,439,604
Arcus Biosciences, Inc.(a)	195,625	2,130,356
Arcutis Biotherapeutics, Inc.(a)	51,411	703,817
Ardelyx, Inc.(a)	127,885	685,464
Arrowhead Pharmaceuticals, Inc.(a)	165,274	3,125,331
ARS Pharmaceuticals, Inc.(a)	65	681
Astria Therapeutics, Inc.(a)	29,356	189,053
Atossa Therapeutics, Inc.(a)(b)	246,842	189,007
Avidity Biosciences, Inc.(a)	80,760	2,474,486
Beam Therapeutics, Inc.(a)	111,184	2,928,587
BioCryst Pharmaceuticals, Inc.(a)	1,161,635	10,001,677
Biohaven Ltd.(a)	25,416	944,967
BioMarin Pharmaceutical, Inc.(a)	8,294	590,201
Blueprint Medicines Corp.(a)	129,203	12,477,134
Bridgebio Pharma, Inc.(a)(b)	143,680	5,014,432
C4 Therapeutics, Inc.(a)(b)	82,888	224,626
CareDx, Inc.(a)	200,543	4,442,027
Catalyst Pharmaceuticals, Inc.(a)	499,469	11,432,845
Celldex Therapeutics, Inc.(a)	147,560	3,035,309
Coherus Biosciences, Inc.(a)(b)	1,000,977	1,111,084
Crinetics Pharmaceuticals, Inc.(a)	55,309	1,978,956
Cyclo Therapeutics, Inc.(a)	623	473
Cytokinetics, Inc.(a)	125,325	5,764,950
Day One Biopharmaceuticals, Inc.(a)	224,767	2,036,389
Denali Therapeutics, Inc.(a)	430,234	7,124,675
Dyne Therapeutics, Inc.(a)	137,334	1,869,116
Emergent BioSolutions, Inc.(a)(b)	156,598	1,171,353
Enanta Pharmaceuticals, Inc.(a)	109,547	852,276
Fate Therapeutics, Inc.(a)	955,562	1,070,229
Halozyme Therapeutics, Inc.(a)	121,832	7,206,363
Ideaya Biosciences, Inc.(a)	349,905	7,197,546
Insmed, Inc.(a)	210,981	17,205,501
Intellia Therapeutics, Inc.(a)	555,833	5,608,355
Ionis Pharmaceuticals, Inc.(a)	239,460	7,947,677
Iovance Biotherapeutics, Inc.(a)	566,319	2,398,361
iTeos Therapeutics, Inc.(a)	428,652	3,112,014
Karyopharm Therapeutics, Inc.(a)(b)	46,618	370,613
Kiniksa Pharmaceuticals International PLC(a)	327,527	6,642,248
Kodiak Sciences, Inc.(a)	529,224	2,175,111
Krystal Biotech, Inc.(a)	17,050	3,056,212
Kura Oncology, Inc.(a)	368,908	2,844,281
Kymera Therapeutics, Inc.(a)	127,003	3,981,544
Madrigal Pharmaceuticals, Inc.(a)	16,470	5,620,717
Security	Shares	Value
Biotechnology (continued)
MannKind Corp.(a)	291,597	$ 1,557,128
Metsera, Inc.(a)(b)	51,869	1,285,314
MiMedx Group, Inc.(a)	137,066	1,152,040
Moderna, Inc.(a)	84,386	2,612,591
Myriad Genetics, Inc.(a)	213,608	2,292,014
Natera, Inc.(a)	41,079	6,391,482
NextCure, Inc.(a)	169,789	132,266
Nurix Therapeutics, Inc.(a)	143,350	2,214,757
Nuvalent, Inc., Class A(a)	24,340	1,825,013
Olema Pharmaceuticals, Inc.(a)	151,119	660,390
ORIC Pharmaceuticals, Inc.(a)	67,007	538,066
PMV Pharmaceuticals, Inc.(a)(b)	280,445	384,210
Prothena Corp. PLC(a)(b)	68,410	1,081,562
PTC Therapeutics, Inc.(a)	203,039	11,219,935
Puma Biotechnology, Inc.(a)	222,482	796,486
Recursion Pharmaceuticals, Inc., Class A(a)(b)	506,309	3,802,381
REGENXBIO, Inc.(a)	303,295	1,992,648
Relay Therapeutics, Inc.(a)	1,078,888	3,679,008
Replimune Group, Inc.(a)(b)	132,862	1,684,690
Revolution Medicines, Inc.(a)	159,094	6,481,490
Rhythm Pharmaceuticals, Inc.(a)(b)	38,239	2,099,703
Rigel Pharmaceuticals, Inc.(a)	72,295	1,667,123
Sana Biotechnology, Inc.(a)	189,921	495,694
Sangamo Therapeutics, Inc.(a)(b)	627,426	639,975
Sarepta Therapeutics, Inc.(a)	23,251	2,482,044
Scholar Rock Holding Corp.(a)	106,864	4,148,460
SpringWorks Therapeutics, Inc.(a)	42,799	2,472,070
Sutro Biopharma, Inc.(a)	352,850	561,031
Syndax Pharmaceuticals, Inc.(a)	472,050	7,382,862
TG Therapeutics, Inc.(a)	301,403	9,069,216
Travere Therapeutics, Inc.(a)	308,317	6,597,984
Twist Bioscience Corp.(a)	133,567	5,185,071
Ultragenyx Pharmaceutical, Inc.(a)	175,692	7,540,701
Vanda Pharmaceuticals, Inc.(a)	844,239	4,018,578
Vaxcyte, Inc.(a)(b)	140,211	10,238,207
Vera Therapeutics, Inc., Class A(a)	16,009	479,149
Veracyte, Inc.(a)	280,667	9,755,985
Vericel Corp.(a)	102,267	5,245,274
Verve Therapeutics, Inc.(a)	407,716	2,580,842
Viking Therapeutics, Inc.(a)	141,061	4,072,431
Vir Biotechnology, Inc.(a)	400,463	3,359,885
Voyager Therapeutics, Inc.(a)	114,859	468,625
Xencor, Inc.(a)	285,341	4,382,838
		356,603,910
Broadline Retail — 0.1%
Etsy, Inc.(a)	97,575	4,994,864
Kohl’s Corp.	62,199	709,691
Macy’s, Inc.	27,650	396,777
		6,101,332
Building Products — 1.2%
American Woodmark Corp.(a)	48,085	2,985,117
Apogee Enterprises, Inc.	60,170	2,884,550
Armstrong World Industries, Inc.	2,140	328,832
Caesarstone Ltd.(a)	75,741	287,058
CSW Industrials, Inc.(b)	8,456	2,588,297
Gibraltar Industries, Inc.(a)	166,884	10,965,948
Griffon Corp.	217,982	15,768,818
JELD-WEN Holding, Inc.(a)	252,682	1,389,751
UFP Industries, Inc.	24,876	2,661,732
Zurn Elkay Water Solutions Corp.	194,757	6,900,240
		46,760,343

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets — 3.2%
Acadian Asset Management, Inc.	207,584	$ 5,119,021
Artisan Partners Asset Management, Inc., Class A	81,903	3,457,945
Donnelley Financial Solutions, Inc.(a)	69,514	3,445,809
Evercore, Inc., Class A	77,725	18,793,905
Federated Hermes, Inc., Class B	198,583	7,695,091
Hamilton Lane, Inc., Class A	25,995	4,063,538
Houlihan Lokey, Inc., Class A	153,174	26,552,713
Invesco Ltd.	620,604	10,792,304
Patria Investments Ltd., Class A	90,081	1,020,618
Piper Sandler Cos.	32,952	9,543,558
PJT Partners, Inc., Class A	114,998	18,314,581
SEI Investments Co.	87,589	7,011,499
Victory Capital Holdings, Inc., Class A	79,165	5,069,727
Virtu Financial, Inc., Class A	165,518	6,051,338
Virtus Investment Partners, Inc.	1,232	231,333
		127,162,980
Chemicals — 0.9%
Avient Corp.	21,025	899,239
Balchem Corp.	21,331	3,712,234
Cabot Corp.	88,886	7,644,196
Huntsman Corp.	124,897	2,114,506
Minerals Technologies, Inc.	127,136	8,739,329
Quaker Chemical Corp.	54,899	7,632,059
Rayonier Advanced Materials, Inc.(a)	228,018	1,755,738
Sensient Technologies Corp.	31,717	2,201,160
		34,698,461
Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	28,638	1,555,903
ACV Auctions, Inc., Class A(a)	116,108	1,864,694
BrightView Holdings, Inc.(a)	59,079	792,840
CoreCivic, Inc.(a)	437,208	8,202,022
GEO Group, Inc. (The)(a)	65,196	1,783,763
Healthcare Services Group, Inc.(a)	381,881	4,009,750
Interface, Inc., Class A	17,554	355,117
Steelcase, Inc., Class A	372,736	4,532,470
Tetra Tech, Inc.	104,082	3,038,154
		26,134,713
Communications Equipment — 0.5%
Calix, Inc.(a)	281,982	10,438,973
Lumentum Holdings, Inc.(a)	18,243	1,283,030
NETGEAR, Inc.(a)	333,056	8,759,373
Viasat, Inc.(a)	188,347	1,646,153
		22,127,529
Construction & Engineering — 2.4%
Comfort Systems U.S.A., Inc.	52,097	18,928,403
Dycom Industries, Inc.(a)	10,216	1,673,994
Fluor Corp.(a)	225,510	8,576,145
IES Holdings, Inc.(a)	28,771	5,130,732
MasTec, Inc.(a)	112,464	14,686,674
Matrix Service Co.(a)	67,511	842,537
Primoris Services Corp.	414,991	29,771,454
Sterling Infrastructure, Inc.(a)	86,170	10,961,686
Tutor Perini Corp.(a)	244,268	7,179,037
		97,750,662
Consumer Finance — 2.2%
Encore Capital Group, Inc.(a)	89,188	3,363,725
Enova International, Inc.(a)	261,538	27,027,337
EZCORP, Inc., Class A, NVS(a)(b)	889,124	12,234,346
FirstCash Holdings, Inc.	154,386	17,334,460
LendingClub Corp.(a)	43,213	552,694
Security	Shares	Value
Consumer Finance (continued)
LendingTree, Inc.(a)	73,328	$ 2,961,718
OneMain Holdings, Inc.	213,782	11,488,645
PRA Group, Inc.(a)	82,834	1,733,716
PROG Holdings, Inc.	192,262	5,454,473
Regional Management Corp.	120,656	4,048,009
Upstart Holdings, Inc.(a)	48,605	3,240,495
		89,439,618
Consumer Staples Distribution & Retail — 1.0%
Andersons, Inc. (The)	20,976	897,353
PriceSmart, Inc.	23,941	2,140,086
SpartanNash Co.	67,087	1,354,486
Sprouts Farmers Market, Inc.(a)	221,974	32,940,942
United Natural Foods, Inc.(a)	26,378	838,557
		38,171,424
Containers & Packaging — 0.2%
Crown Holdings, Inc.	95,811	8,587,540
Distributors — 0.0%
GigaCloud Technology, Inc., Class A(a)(b)	30,033	508,459
Diversified Consumer Services — 1.2%
American Public Education, Inc.(a)	76,163	1,611,609
Bright Horizons Family Solutions, Inc.(a)	134,967	17,499,821
Coursera, Inc.(a)	468,065	3,707,075
Frontdoor, Inc.(a)	22,834	1,038,490
Laureate Education, Inc., Class A(a)	838,084	16,711,395
OneSpaWorld Holdings Ltd.	153,750	2,933,550
Strategic Education, Inc.	20,691	1,666,246
Stride, Inc.(a)	31,733	4,341,075
		49,509,261
Diversified REITs — 0.6%
Alexander & Baldwin, Inc.	52,446	949,797
American Assets Trust, Inc.	600,736	13,492,531
Armada Hoffler Properties, Inc.	157,179	1,442,903
CTO Realty Growth, Inc.	398,530	7,588,011
Essential Properties Realty Trust, Inc.	34,219	1,119,646
		24,592,888
Diversified Telecommunication Services — 0.5%
AST SpaceMobile, Inc., Class A(a)	26,984	731,536
ATN International, Inc.	17,082	295,177
Bandwidth, Inc., Class A(a)	244,526	3,905,080
IDT Corp., Class B	100,493	4,879,940
Iridium Communications, Inc.	188,425	5,946,693
Lumen Technologies, Inc.(a)	1,083,186	5,112,638
		20,871,064
Electric Utilities — 0.3%
Portland General Electric Co.	24,090	1,079,955
TXNM Energy, Inc.	206,696	10,799,866
		11,879,821
Electrical Equipment — 0.8%
Allient, Inc.	36,219	901,129
American Superconductor Corp.(a)	147,398	3,347,409
Bloom Energy Corp., Class A(a)	25,300	607,706
EnerSys	78,462	7,963,108
Generac Holdings, Inc.(a)	9,935	1,352,650
NEXTracker, Inc., Class A(a)	209,101	9,204,626
Powell Industries, Inc.	24,991	4,241,223
Sensata Technologies Holding PLC	48,335	1,394,465
Sunrun, Inc.(a)	84,365	611,646
Vicor Corp.(a)	9,177	581,179
		30,205,141

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components — 3.1%
Badger Meter, Inc.	48,963	$ 10,298,388
Benchmark Electronics, Inc.	216,086	8,634,796
Fabrinet(a)	116,758	23,357,438
FARO Technologies, Inc.(a)	21,339	681,994
Flex Ltd.(a)	300,608	11,390,037
Insight Enterprises, Inc.(a)	95,028	14,622,909
Itron, Inc.(a)	15,483	1,685,944
Kimball Electronics, Inc.(a)	57,220	1,031,104
Methode Electronics, Inc.	222,217	2,422,165
OSI Systems, Inc.(a)	25,917	5,344,345
PC Connection, Inc.	207,042	13,209,280
Plexus Corp.(a)	63,605	8,454,377
Sanmina Corp.(a)	111,616	9,143,583
ScanSource, Inc.(a)	62,636	2,293,104
TTM Technologies, Inc.(a)	502,030	12,103,943
		124,673,407
Energy Equipment & Services — 1.9%
Archrock, Inc.	401,216	10,880,978
Borr Drilling Ltd.	259,795	659,879
ChampionX Corp.	150,382	4,481,384
Flowco Holdings, Inc., Class A(a)	77,230	1,992,534
Helix Energy Solutions Group, Inc.(a)(b)	259,034	2,232,873
Liberty Energy, Inc., Class A	428,442	7,399,193
Noble Corp. PLC	15,067	390,235
NOV, Inc.	391,942	5,847,775
Oceaneering International, Inc.(a)	337,904	7,464,299
Oil States International, Inc.(a)	519,767	2,827,533
Patterson-UTI Energy, Inc.	842,686	7,002,721
ProPetro Holding Corp.(a)	989,178	8,348,662
RPC, Inc.	119,973	669,449
Tidewater, Inc.(a)	128,190	5,848,028
Transocean Ltd.(a)(b)	3,074,376	9,069,409
		75,114,952
Entertainment — 0.5%
Cinemark Holdings, Inc.(a)	136,260	3,489,618
Eros Media World PLC, Class A(a)	23,977	48
Eventbrite, Inc., Class A(a)	325,945	795,306
Lions Gate Entertainment Corp., Class A(a)	92,755	924,767
Marcus Corp. (The)	132,950	2,438,303
Roku, Inc., Class A(a)(b)	138,966	11,605,051
		19,253,093
Financial Services — 1.7%
Alerus Financial Corp.	26,018	529,987
Banco Latinoamericano de Comercio Exterior SA, Class E	152,262	6,451,341
Enact Holdings, Inc.	20,094	690,832
Essent Group Ltd.	305,610	17,609,248
Euronet Worldwide, Inc.(a)	142,973	14,649,013
NewtekOne, Inc.	22,006	285,858
NMI Holdings, Inc., Class A(a)	340,870	12,421,303
Pagseguro Digital Ltd., Class A(a)	514,711	3,788,273
Remitly Global, Inc.(a)	233,508	5,604,192
Repay Holdings Corp., Class A(a)(b)	298,309	2,150,808
StoneCo Ltd., Class A(a)	529,714	4,899,854
Velocity Financial, Inc.(a)	29,076	547,792
		69,628,501
Food Products — 0.9%
Cal-Maine Foods, Inc.	15,783	1,426,625
Darling Ingredients, Inc.(a)	159,901	5,770,827
Freshpet, Inc.(a)	99,383	10,636,962
John B. Sanfilippo & Son, Inc.	30,037	2,122,715
Security	Shares	Value
Food Products (continued)
Lancaster Colony Corp.	48,807	$ 9,329,702
SunOpta, Inc.(a)	497,139	3,117,062
Vital Farms, Inc.(a)(b)	158,645	5,252,736
		37,656,629
Gas Utilities — 0.7%
Brookfield Infrastructure Corp., Class A	86,950	3,481,478
New Jersey Resources Corp.	344,231	16,653,896
ONE Gas, Inc.	53,765	4,040,440
Southwest Gas Holdings, Inc.	51,120	3,836,556
		28,012,370
Ground Transportation — 0.4%
ArcBest Corp.	8,914	702,156
Covenant Logistics Group, Inc., Class A	271,794	6,841,055
Lyft, Inc., Class A(a)	594,498	7,930,603
Saia, Inc.(a)	3,795	1,553,825
		17,027,639
Health Care Equipment & Supplies — 1.9%
Accuray, Inc.(a)	337,460	678,295
AngioDynamics, Inc.(a)	247,368	2,298,049
AtriCure, Inc.(a)	95,710	3,707,805
Beta Bionics, Inc.(a)(b)	90,529	1,898,393
Cerus Corp.(a)	244,163	402,869
Envista Holdings Corp.(a)	135,252	2,702,335
Globus Medical, Inc., Class A(a)	6,037	484,892
Haemonetics Corp.(a)	36,166	2,368,873
ICU Medical, Inc.(a)	13,138	1,922,483
Inspire Medical Systems, Inc.(a)	8,101	1,503,465
iRadimed Corp.	61,356	3,307,702
iRhythm Technologies, Inc.(a)	42,734	4,707,577
Lantheus Holdings, Inc.(a)	21,069	1,976,694
LeMaitre Vascular, Inc.	163,001	14,971,642
LivaNova PLC(a)	39,349	1,638,099
Novocure Ltd.(a)	390,489	7,446,625
Omnicell, Inc.(a)	156,668	5,962,784
OraSure Technologies, Inc.(a)	489,954	1,705,040
RxSight, Inc.(a)	55,131	1,563,515
SI-BONE, Inc.(a)	88,798	1,609,020
STAAR Surgical Co.(a)(b)	99,252	1,736,910
Surmodics, Inc.(a)	20,986	689,600
Tactile Systems Technology, Inc.(a)	237,163	3,389,059
Tandem Diabetes Care, Inc.(a)	173,614	3,843,814
Varex Imaging Corp.(a)	203,096	2,611,814
		75,127,354
Health Care Providers & Services — 3.8%
Accolade, Inc.(a)	125,528	874,930
AdaptHealth Corp.(a)	61,795	703,227
Addus HomeCare Corp.(a)	123,315	11,809,877
agilon health, Inc.(a)	128,912	402,205
Alignment Healthcare, Inc.(a)	206,775	3,244,300
Ardent Health Partners, Inc.(a)	17,142	251,302
Aveanna Healthcare Holdings, Inc.(a)	139,722	595,216
Brookdale Senior Living, Inc.(a)	316,264	1,802,705
Castle Biosciences, Inc.(a)	218,932	4,746,446
Concentra Group Holdings Parent, Inc.	116,297	2,625,986
CorVel Corp.(a)	92,221	10,169,210
Cross Country Healthcare, Inc.(a)	50,077	859,321
Encompass Health Corp.	18,791	1,881,731
Enhabit, Inc.(a)	43,162	361,266
Ensign Group, Inc. (The)	89,319	11,535,549
Fulgent Genetics, Inc.(a)	21,751	336,053
Guardant Health, Inc.(a)	251,310	10,693,240

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
HealthEquity, Inc.(a)	82,570	$ 9,062,883
Hims & Hers Health, Inc., Class A(a)	248,383	11,199,589
LifeStance Health Group, Inc.(a)	45,178	351,937
National HealthCare Corp.	3,762	350,505
NeoGenomics, Inc.(a)	98,578	984,794
Pediatrix Medical Group, Inc.(a)	73,510	1,085,743
Pennant Group, Inc. (The)(a)	21,445	488,303
Privia Health Group, Inc.(a)	834,377	20,834,394
Progyny, Inc.(a)	338,696	7,630,821
RadNet, Inc.(a)	169,757	9,416,421
Select Medical Holdings Corp.	923,444	16,797,446
Surgery Partners, Inc.(a)	318,140	7,660,811
Universal Health Services, Inc., Class B	13,624	2,387,606
Viemed Healthcare, Inc.(a)	189,413	1,484,998
		152,628,815
Health Care REITs — 0.4%
CareTrust REIT, Inc.	253,094	6,547,542
Sabra Health Care REIT, Inc.	582,818	9,680,607
		16,228,149
Health Care Technology — 0.6%
Doximity, Inc., Class A(a)	48,794	3,439,977
Evolent Health, Inc., Class A(a)	91,039	818,441
Health Catalyst, Inc.(a)	263,871	1,232,277
HealthStream, Inc.	42,925	1,449,577
Phreesia, Inc.(a)	345,003	9,156,380
Teladoc Health, Inc.(a)(b)	633,574	6,056,967
		22,153,619
Hotel & Resort REITs — 1.1%
Apple Hospitality REIT, Inc.	89,851	1,330,693
Braemar Hotels & Resorts, Inc.	1,940,560	5,569,407
Chatham Lodging Trust	942,339	7,614,099
Park Hotels & Resorts, Inc.	495,867	6,089,247
Pebblebrook Hotel Trust	197,336	2,437,100
RLJ Lodging Trust	1,822,930	16,880,332
Ryman Hospitality Properties, Inc.	8,359	826,621
Summit Hotel Properties, Inc.	303,911	1,966,304
		42,713,803
Hotels, Restaurants & Leisure — 1.3%
Accel Entertainment, Inc., Class A(a)	214,105	2,305,911
Brinker International, Inc.(a)	93,877	15,473,746
El Pollo Loco Holdings, Inc.(a)	169,143	1,907,087
Everi Holdings, Inc.(a)	122,064	1,680,821
Life Time Group Holdings, Inc.(a)	133,160	4,056,054
Planet Fitness, Inc., Class A(a)	40,754	3,771,783
Rush Street Interactive, Inc., Class A(a)(b)	266,106	3,102,796
Shake Shack, Inc., Class A(a)	81,527	8,853,832
Super Group SGHC Ltd.	137,722	1,034,292
Texas Roadhouse, Inc.	32,062	5,902,294
Travel + Leisure Co.	5,023	280,384
Wingstop, Inc.	11,058	2,596,197
		50,965,197
Household Durables — 1.9%
Beazer Homes U.S.A., Inc.(a)	25,107	559,886
Century Communities, Inc.	189,141	13,132,060
Champion Homes, Inc.(a)	30,954	3,172,785
Ethan Allen Interiors, Inc.	92,897	2,647,564
Hooker Furnishings Corp.	25,774	336,866
LGI Homes, Inc.(a)	24,663	1,811,004
M/I Homes, Inc.(a)	185,876	21,771,656
Newell Brands, Inc.	392,733	2,521,346
Security	Shares	Value
Household Durables (continued)
Taylor Morrison Home Corp., Class A(a)	240,813	$ 14,843,713
Toll Brothers, Inc.	24,473	2,732,166
Tri Pointe Homes, Inc.(a)	449,254	14,223,382
		77,752,428
Household Products — 0.2%
Central Garden & Pet Co.(a)	18,562	655,053
Central Garden & Pet Co., Class A, NVS(a)	244,277	7,689,840
WD-40 Co.	1,837	438,345
		8,783,238
Independent Power and Renewable Electricity Producers — 0.0%
Spruce Power Holding Corp.(a)	110	270
Industrial REITs — 1.1%
Americold Realty Trust, Inc.	269,571	6,181,263
First Industrial Realty Trust, Inc.	556,308	31,754,061
Industrial Logistics Properties Trust	166,598	656,396
Plymouth Industrial REIT, Inc.	297,217	5,153,743
		43,745,463
Insurance — 1.5%
Ambac Financial Group, Inc.(a)	234,565	2,277,626
AMERISAFE, Inc.	148,336	7,633,371
CNO Financial Group, Inc.	156,638	6,530,238
Crawford & Co., Class A, NVS	53,932	662,285
Donegal Group, Inc., Class A	109,797	1,920,349
eHealth, Inc.(a)	185,258	1,632,123
Genworth Financial, Inc., Class A(a)	393,188	2,732,657
Globe Life, Inc.	18,324	2,335,027
Mercury General Corp.	53,734	2,897,875
Oscar Health, Inc., Class A(a)	188,601	2,755,461
Palomar Holdings, Inc.(a)	51,029	6,565,391
Reinsurance Group of America, Inc.	46,514	9,427,923
Selectquote, Inc.(a)	291,706	1,330,179
Stewart Information Services Corp.	103,875	7,395,900
Tiptree, Inc.	34,434	779,241
United Fire Group, Inc.	48,524	1,362,069
Universal Insurance Holdings, Inc.	16,222	359,804
		58,597,519
Interactive Media & Services — 1.4%
EverQuote, Inc., Class A(a)	411,712	11,066,819
Grindr, Inc.(a)	143,469	2,632,656
MediaAlpha, Inc., Class A(a)	334,251	3,105,192
Nextdoor Holdings, Inc., Class A(a)	548,142	970,211
QuinStreet, Inc.(a)	461,159	9,029,493
Shutterstock, Inc.	118,416	2,544,760
TrueCar, Inc.(a)	272,299	634,457
Vimeo, Inc.(a)(b)	830,393	4,891,015
Yelp, Inc.(a)	448,452	15,386,388
ZipRecruiter, Inc., Class A(a)(b)	921,834	5,162,270
ZoomInfo Technologies, Inc., Class A(a)	28,134	328,042
		55,751,303
IT Services — 0.3%
ASGN, Inc.(a)	60,991	4,109,574
Backblaze, Inc., Class A(a)	55,947	365,893
Fastly, Inc., Class A(a)	174,446	1,187,977
Grid Dynamics Holdings, Inc., Class A(a)	55,305	1,040,840
Hackett Group, Inc. (The)	200,573	6,093,408
Unisys Corp.(a)	188,302	811,582
		13,609,274
Leisure Products — 0.4%
Hasbro, Inc.	39,007	2,539,746

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Leisure Products (continued)
MasterCraft Boat Holdings, Inc.(a)	36,188	$ 636,185
Peloton Interactive, Inc., Class A(a)	313,542	2,360,971
YETI Holdings, Inc.(a)	245,554	8,751,545
		14,288,447
Life Sciences Tools & Services — 0.5%
10X Genomics, Inc., Class A(a)	156,628	1,674,353
AbCellera Biologics, Inc.(a)(b)	349,412	903,230
Adaptive Biotechnologies Corp.(a)	863,949	7,136,219
Bruker Corp.	5,950	280,959
Codexis, Inc.(a)	532,849	1,619,861
Cytek Biosciences, Inc.(a)	28,751	129,092
Harvard Bioscience, Inc.(a)	307	259
Medpace Holdings, Inc.(a)	10,211	3,342,264
Personalis, Inc.(a)(b)	623,430	2,581,000
Quanterix Corp.(a)	31,447	238,683
Seer, Inc., Class A(a)	318,980	669,858
		18,575,778
Machinery — 3.1%
Alamo Group, Inc.	8,612	1,506,928
Atmus Filtration Technologies, Inc.	141,159	5,618,128
Blue Bird Corp.(a)(b)	80,430	2,826,310
Chart Industries, Inc.(a)	14,430	2,749,637
Crane Co.	1,864	303,813
Donaldson Co., Inc.	22,076	1,525,231
Energy Recovery, Inc.(a)	22,602	338,126
Federal Signal Corp.	92,115	7,487,107
Flowserve Corp.	364,229	20,047,164
Greenbrier Cos., Inc. (The)	15,219	855,308
Manitowoc Co., Inc. (The)(a)	451,065	4,668,523
Miller Industries, Inc.	11,905	689,538
Mueller Industries, Inc.	158,084	12,675,175
Mueller Water Products, Inc., Class A	531,105	13,681,265
Oshkosh Corp.	125,494	12,838,036
Shyft Group, Inc. (The)	191,324	1,917,067
SPX Technologies, Inc.(a)	70,088	10,208,317
Tennant Co.	49,299	4,267,321
Trinity Industries, Inc.	75,149	2,336,382
Watts Water Technologies, Inc., Class A	75,419	16,183,409
		122,722,785
Marine Transportation — 0.4%
Genco Shipping & Trading Ltd.	288,280	4,116,639
Matson, Inc.	87,705	12,635,659
		16,752,298
Media — 0.6%
Cable One, Inc.	10,561	2,747,761
Entravision Communications Corp., Class A	307,587	685,919
EW Scripps Co. (The), Class A(a)	185,240	300,089
Gambling.com Group Ltd.(a)(b)	72,573	1,031,988
Gray Media, Inc.	196,087	737,287
Integral Ad Science Holding Corp.(a)	225,184	2,368,936
Magnite, Inc.(a)(b)	145,544	2,295,229
New York Times Co. (The), Class A	99,891	4,803,758
PubMatic, Inc., Class A(a)	83,552	888,158
TEGNA, Inc.	115,061	2,094,110
Thryv Holdings, Inc.(a)	289,149	4,984,929
Townsquare Media, Inc., Class A	77	657
		22,938,821
Metals & Mining — 2.0%
Alpha Metallurgical Resources, Inc.(a)	46,578	6,405,407
Carpenter Technology Corp.(b)	72,266	14,964,121
Security	Shares	Value
Metals & Mining (continued)
Century Aluminum Co.(a)	389,785	$ 7,386,426
Cleveland-Cliffs, Inc.(a)	721,206	7,817,873
Coeur Mining, Inc.(a)	884,489	4,555,118
Compass Minerals International, Inc.	196,914	2,055,782
Hecla Mining Co.	1,054,846	5,411,360
i-80 Gold Corp.(a)(b)	531,838	411,589
Kaiser Aluminum Corp.	104,902	7,422,866
Materion Corp.	59,849	5,467,805
Novagold Resources, Inc.(a)	669,832	2,009,496
Olympic Steel, Inc.	155,804	5,175,809
Piedmont Lithium, Inc.(a)	100,433	713,074
Radius Recycling, Inc., Class A	281,651	3,895,233
Ryerson Holding Corp.	136,607	3,439,764
SunCoke Energy, Inc.	73,344	665,230
Tredegar Corp.(a)	72,228	562,656
		78,359,609
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Chimera Investment Corp.	40,362	574,351
KKR Real Estate Finance Trust, Inc.	21,392	237,237
TPG RE Finance Trust, Inc.	185,925	1,604,533
		2,416,121
Multi-Utilities — 0.7%
Black Hills Corp.	163,286	9,989,837
Northwestern Energy Group, Inc.	328,207	18,356,618
Unitil Corp.	19,169	1,075,381
		29,421,836
Office REITs — 0.6%
Brandywine Realty Trust	134,887	681,180
COPT Defense Properties	335,676	9,073,322
Paramount Group, Inc.	2,476,323	11,168,217
Piedmont Office Realty Trust, Inc., Class A	293,392	2,226,845
		23,149,564
Oil, Gas & Consumable Fuels — 2.2%
California Resources Corp.	80,434	3,588,965
Chord Energy Corp.	3,540	404,622
Civitas Resources, Inc.	112,232	4,302,975
Delek U.S. Holdings, Inc.	308,734	5,032,364
Encore Energy Corp.(a)(b)	198,939	501,326
Energy Fuels, Inc.(a)(b)	150,462	619,903
Evolution Petroleum Corp.	217,373	1,095,560
HF Sinclair Corp.	10,715	377,918
International Seaways, Inc.	47,341	1,577,876
Matador Resources Co.	415,379	21,740,937
Murphy Oil Corp.	314,141	8,321,595
Ovintiv, Inc.	226,521	9,844,603
Par Pacific Holdings, Inc.(a)	519,285	7,462,125
PBF Energy, Inc., Class A	138,004	2,957,426
Plains GP Holdings LP, Class A	636,171	13,741,294
REX American Resources Corp.(a)	66,805	2,580,009
Scorpio Tankers, Inc.	44,804	1,785,439
SM Energy Co.	39,834	1,302,970
		87,237,907
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	94,701	9,438,849
Passenger Airlines — 0.6%
SkyWest, Inc.(a)	213,849	21,151,804
Sun Country Airlines Holdings, Inc.(a)	247,788	3,991,865
		25,143,669

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Personal Care Products — 0.4%
BellRing Brands, Inc.(a)	195,744	$ 14,344,120
Pharmaceuticals — 1.9%
Amphastar Pharmaceuticals, Inc.(a)	42,562	1,210,038
Arvinas, Inc.(a)(b)	162,499	2,876,232
Atea Pharmaceuticals, Inc.(a)(b)	672,825	2,038,660
Axsome Therapeutics, Inc.(a)	34,164	4,357,277
Collegium Pharmaceutical, Inc.(a)	154,253	4,481,050
Corcept Therapeutics, Inc.(a)	295,056	17,874,492
Edgewise Therapeutics, Inc.(a)	136,794	3,579,899
Elanco Animal Health, Inc.(a)	325,571	3,636,628
Evolus, Inc.(a)	64,865	946,380
Fulcrum Therapeutics, Inc.(a)	129,124	463,555
Harmony Biosciences Holdings, Inc.(a)	180,598	6,113,242
Nektar Therapeutics(a)	1,008,152	846,848
Nuvation Bio, Inc., Class A(a)	605,107	1,192,061
Pacira BioSciences, Inc.(a)	86,711	2,085,400
Phibro Animal Health Corp., Class A	56,214	1,278,306
Prestige Consumer Healthcare, Inc.(a)	114,098	9,669,805
Scilex Holding Co. (Acquired 03/05/21, cost $9,826,744)(a)(b)(c)	430,177	100,253
Supernus Pharmaceuticals, Inc.(a)	433,009	13,882,269
Terns Pharmaceuticals, Inc.(a)	63,540	234,463
Trevi Therapeutics, Inc.(a)	45	203
Xeris Biopharma Holdings, Inc.(a)	191,086	731,859
		77,598,920
Professional Services — 4.3%
CACI International, Inc., Class A(a)	20,879	6,991,333
CRA International, Inc.	11,595	2,239,574
CSG Systems International, Inc.	65,541	4,214,286
ExlService Holdings, Inc.(a)(b)	1,067,360	51,713,592
Franklin Covey Co.(a)(b)	81,480	2,605,730
Genpact Ltd.	242,801	12,921,869
Huron Consulting Group, Inc.(a)	2,432	370,783
ICF International, Inc.	84,050	6,661,803
Insperity, Inc.	120,169	10,571,267
KBR, Inc.	55,858	2,738,718
Kelly Services, Inc., Class A, NVS	122,273	1,647,017
Kforce, Inc.	32,807	1,644,287
ManpowerGroup, Inc.	767,146	44,210,624
Maximus, Inc.	7,536	491,347
NV5 Global, Inc.(a)	9,556	172,486
Parsons Corp.(a)	24,490	1,425,808
Paylocity Holding Corp.(a)	40,417	8,256,789
Resources Connection, Inc.	152,234	1,108,264
Robert Half, Inc.	100,673	5,948,768
ShiftPixy, Inc.(a)(d)	1	—
TriNet Group, Inc.	54,432	4,012,183
UL Solutions, Inc., Class A	13,007	691,842
Willdan Group, Inc.(a)	25,965	849,055
		171,487,425
Real Estate Management & Development — 0.4%
Anywhere Real Estate, Inc.(a)	400,144	1,388,500
Forestar Group, Inc.(a)	39,635	873,952
FRP Holdings, Inc.(a)	58,636	1,839,998
RE/MAX Holdings, Inc., Class A(a)	57,192	507,865
RMR Group, Inc. (The), Class A	184,320	3,358,310
St. Joe Co. (The)	211,313	10,136,684
		18,105,309
Residential REITs — 0.2%
Bluerock Homes Trust, Inc., Class A(a)	77	888
Security	Shares	Value
Residential REITs (continued)
Elme Communities	96,372	$ 1,675,909
NexPoint Residential Trust, Inc.	131,189	5,582,092
		7,258,889
Retail REITs — 1.2%
Brixmor Property Group, Inc.	432,580	12,094,937
Kite Realty Group Trust	1,082,622	24,824,522
NNN REIT, Inc.	47,646	2,022,573
Saul Centers, Inc.	10,171	380,904
Tanger, Inc.	203,235	7,204,681
		46,527,617
Semiconductors & Semiconductor Equipment — 2.5%
ACM Research, Inc., Class A(a)	114,947	2,981,725
Ambarella, Inc.(a)	167,584	10,294,685
Axcelis Technologies, Inc.(a)(b)	108,759	5,958,906
Credo Technology Group Holding Ltd.(a)	269,245	14,856,939
Diodes, Inc.(a)	108,094	5,337,682
Ichor Holdings Ltd.(a)	62,663	1,835,399
Impinj, Inc.(a)	13,997	1,352,950
inTEST Corp.(a)	35,226	294,137
MaxLinear, Inc.(a)	226,374	3,307,324
Onto Innovation, Inc.(a)	36,706	5,346,596
Photronics, Inc.(a)	124,557	2,595,768
Power Integrations, Inc.	113,130	6,878,304
Rambus, Inc.(a)	174,172	9,734,473
Rigetti Computing, Inc.(a)(b)	241,244	2,040,924
Semtech Corp.(a)	117,384	4,482,895
Silicon Laboratories, Inc.(a)	15,791	2,215,477
SiTime Corp.(a)(b)	57,102	8,859,376
Synaptics, Inc.(a)	182,780	12,089,069
Ultra Clean Holdings, Inc.(a)	14,336	352,666
		100,815,295
Software — 6.5%
8x8, Inc.(a)	662,356	1,655,890
ACI Worldwide, Inc.(a)	459,747	26,366,490
Alarm.com Holdings, Inc.(a)	155,916	9,057,160
Altair Engineering, Inc., Class A(a)	11,886	1,326,478
Asana, Inc., Class A(a)	216,896	4,175,248
Aurora Innovation, Inc., Class A(a)	593,515	4,314,854
Bit Digital, Inc.(a)(b)	830,901	2,044,016
BlackLine, Inc.(a)	75,589	3,650,949
Box, Inc., Class A(a)	339,122	11,089,289
Braze, Inc., Class A(a)	191,066	7,065,621
C3.ai, Inc., Class A(a)(b)	152,766	3,582,363
Cleanspark, Inc.(a)(b)	182,744	1,460,125
Clear Secure, Inc., Class A	70,773	1,678,028
Clearwater Analytics Holdings, Inc., Class A(a)	17,484	543,752
Commvault Systems, Inc.(a)	65,039	11,093,052
Confluent, Inc., Class A(a)	216,314	6,865,806
Domo, Inc., Class B(a)	258,816	1,967,002
Elastic NV(a)	122,342	14,235,715
Five9, Inc.(a)	114,311	4,138,058
Freshworks, Inc., Class A(a)	418,817	7,145,018
Gitlab, Inc., Class A(a)(b)	89,352	5,379,884
Intapp, Inc.(a)	41,330	2,726,127
LiveRamp Holdings, Inc.(a)	299,203	8,940,186
MARA Holdings, Inc.(a)	44,135	614,359
Olo, Inc., Class A(a)	322,297	2,220,626
Ooma, Inc.(a)	442,886	6,368,701
Pagaya Technologies Ltd., Class A(a)(b)	130,978	1,680,448
Pegasystems, Inc.	11,683	917,232
PROS Holdings, Inc.(a)	203,577	4,922,492

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Q2 Holdings, Inc.(a)	115,900	$ 10,126,183
Qualys, Inc.(a)	111,533	14,662,128
Rapid7, Inc.(a)	46,394	1,349,601
RingCentral, Inc., Class A(a)	296,580	8,437,701
Riot Platforms, Inc.(a)(b)	143,455	1,331,262
SEMrush Holdings, Inc., Class A(a)	210,729	2,318,019
ServiceTitan, Inc., Class A(a)(b)	10,997	1,044,055
SoundHound AI, Inc., Class A(a)(b)	48,135	520,821
Tenable Holdings, Inc.(a)	239,614	9,138,878
Unity Software, Inc.(a)	238,062	6,103,910
Upland Software, Inc.(a)	146,742	466,640
Varonis Systems, Inc.(a)	238,101	10,231,200
Verint Systems, Inc.(a)	247,205	5,579,417
Workiva, Inc., Class A(a)	252,696	22,115,954
Yext, Inc.(a)	150,825	1,025,610
Zeta Global Holdings Corp., Class A(a)	390,299	6,717,046
		258,393,394
Specialized REITs — 0.6%
CubeSmart	92,810	3,831,197
Lamar Advertising Co., Class A	136,592	16,968,824
Rayonier, Inc.	89,323	2,366,166
		23,166,187
Specialty Retail — 3.5%
1-800-Flowers.com, Inc., Class A(a)(b)	207,688	1,433,047
Abercrombie & Fitch Co., Class A(a)	156,357	16,103,207
American Eagle Outfitters, Inc.	230,607	3,018,646
America’s Car-Mart, Inc.(a)	20,752	868,679
Asbury Automotive Group, Inc.(a)	13,505	3,624,742
Bath & Body Works, Inc.	167,789	6,078,995
Boot Barn Holdings, Inc.(a)(b)	61,641	7,546,708
CarParts.com, Inc.(a)	170,354	165,141
Carvana Co., Class A(a)	11,421	2,662,235
Chewy, Inc., Class A(a)	151,046	5,627,974
Conn’s, Inc.(a)(b)	224,237	—
Five Below, Inc.(a)	42,955	3,732,360
Foot Locker, Inc.(a)	154,259	2,671,766
Gap, Inc. (The)	205,470	4,645,677
Genesco, Inc.(a)	31,923	1,167,424
Group 1 Automotive, Inc.	19,763	9,082,679
Haverty Furniture Cos., Inc.	37,602	858,454
Lands’ End, Inc.(a)	77,609	914,234
Lithia Motors, Inc., Class A	33,656	11,592,473
Lulu’s Fashion Lounge Holdings, Inc.(a)	163	111
National Vision Holdings, Inc.(a)	372,277	4,731,641
Petco Health & Wellness Co., Inc.(a)	317,613	854,379
RealReal, Inc. (The)(a)	201,719	1,375,724
Revolve Group, Inc., Class A(a)	457,626	12,154,547
Sally Beauty Holdings, Inc.(a)	34,218	308,646
Stitch Fix, Inc., Class A(a)	969,841	4,587,348
Upbound Group, Inc.	317,104	8,187,625
Urban Outfitters, Inc.(a)	59,773	3,478,191
Victoria’s Secret & Co.(a)	88,637	2,369,267
Warby Parker, Inc., Class A(a)	379,238	9,378,556
Wayfair, Inc., Class A(a)(b)	67,538	2,671,128
Winmark Corp.	9,709	3,263,049
Zumiez, Inc.(a)	262,529	3,743,663
		138,898,316
Technology Hardware, Storage & Peripherals — 0.1%
IonQ, Inc.(a)(b)	216,359	5,315,941
Textiles, Apparel & Luxury Goods — 0.5%
G-III Apparel Group Ltd.(a)	291,960	7,903,357
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp., Class A	34,266	$ 9,290,883
Steven Madden Ltd.	111,929	3,670,152
Unifi, Inc.(a)	38,167	216,407
		21,080,799
Tobacco — 0.1%
Turning Point Brands, Inc.	82,125	5,773,388
Trading Companies & Distributors — 2.7%
Applied Industrial Technologies, Inc.	58,101	14,558,949
BlueLinx Holdings, Inc.(a)(b)	62,208	4,937,449
Boise Cascade Co.	240,562	24,936,657
DNOW, Inc.(a)	686,049	10,963,063
FTAI Aviation Ltd.	160,093	20,605,570
Global Industrial Co.	15,408	361,318
H&E Equipment Services, Inc.	32,049	3,073,499
Herc Holdings, Inc.	82,496	11,836,526
McGrath RentCorp	37,563	4,582,686
MRC Global, Inc.(a)	78,017	949,467
Rush Enterprises, Inc., Class A	116,570	6,798,362
SiteOne Landscape Supply, Inc.(a)	17,537	2,215,099
Xometry, Inc., Class A(a)	18,292	499,737
		106,318,382
Water Utilities — 0.1%
California Water Service Group	31,795	1,445,083
SJW Group	61,170	3,221,824
		4,666,907
Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	97,056	3,503,722
Total Common Stocks — 98.9% (Cost: $3,721,953,248)		3,953,136,912
Rights
Biotechnology — 0.0%
Albireo Pharma Inc., CVR(a)(b)(d)	28,456	98,458
Chinook Therapeutics, Inc., CVR(a)(d)	35,990	30,232
Flexion Therapeutics, Inc., CVR(a)(d)	73,745	36,872
Jounce Therapeutics, Inc., CVR(a)	10,334	91
Poseida Therapeutics, Inc., CVR(a)	104,999	52,499
Radius Health, Inc., CVR(a)	72,193	1
		218,153
Health Care Providers & Services — 0.0%
Surface Oncology, Inc., CVR(a)	58,721	5,515
Paper & Forest Products — 0.0%
Resolute Forest Products, Inc., CVR(a)(d)	72,036	118,859
Total Rights — 0.0% (Cost: $ —)		342,527
Total Long-Term Investments — 98.9% (Cost: $3,721,953,248)		3,953,479,439

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(e)(f)(g)	91,512,040	$ 91,557,796
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.24%(e)(f)	37,937,958	37,937,958
Total Short-Term Securities — 3.2% (Cost: $129,480,000)		129,495,754
Total Investments — 102.1% (Cost: $3,851,433,248)		4,082,975,193
Liabilities in Excess of Other Assets — (2.1)%		(83,415,924)
Net Assets — 100.0%		$ 3,999,559,269

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $100,253, representing less than 0.05% of its net assets as of period end, and an original cost of $9,826,744.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 153,856,296	$ —	$ (62,321,551)(a)	$ 7,297	$ 15,754	$ 91,557,796	91,512,040	$ 347,107 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	34,625,874	3,312,084 (a)	—	—	—	37,937,958	37,937,958	1,488,177	—
				$ 7,297	$ 15,754	$ 129,495,754		$ 1,835,284	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	408	03/21/25	$ 44,172	$ (2,227,876)

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Advantage Small Cap Core Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 66,957,470	$ —	$ —	$ 66,957,470
Air Freight & Logistics	6,770,915	—	—	6,770,915
Automobile Components	54,117,241	—	—	54,117,241
Banks	387,913,314	—	—	387,913,314
Beverages	3,149,508	—	—	3,149,508
Biotechnology	356,603,910	—	—	356,603,910
Broadline Retail	6,101,332	—	—	6,101,332
Building Products	46,760,343	—	—	46,760,343
Capital Markets	127,162,980	—	—	127,162,980
Chemicals	34,698,461	—	—	34,698,461
Commercial Services & Supplies	26,134,713	—	—	26,134,713
Communications Equipment	22,127,529	—	—	22,127,529
Construction & Engineering	97,750,662	—	—	97,750,662
Consumer Finance	89,439,618	—	—	89,439,618
Consumer Staples Distribution & Retail	38,171,424	—	—	38,171,424
Containers & Packaging	8,587,540	—	—	8,587,540
Distributors	508,459	—	—	508,459
Diversified Consumer Services	49,509,261	—	—	49,509,261
Diversified REITs	24,592,888	—	—	24,592,888
Diversified Telecommunication Services	20,871,064	—	—	20,871,064
Electric Utilities	11,879,821	—	—	11,879,821
Electrical Equipment	30,205,141	—	—	30,205,141
Electronic Equipment, Instruments & Components	124,673,407	—	—	124,673,407
Energy Equipment & Services	75,114,952	—	—	75,114,952
Entertainment	19,253,093	—	—	19,253,093
Financial Services	69,628,501	—	—	69,628,501
Food Products	37,656,629	—	—	37,656,629
Gas Utilities	28,012,370	—	—	28,012,370
Ground Transportation	17,027,639	—	—	17,027,639
Health Care Equipment & Supplies	75,127,354	—	—	75,127,354
Health Care Providers & Services	152,628,815	—	—	152,628,815
Health Care REITs	16,228,149	—	—	16,228,149
Health Care Technology	22,153,619	—	—	22,153,619
Hotel & Resort REITs	42,713,803	—	—	42,713,803
Hotels, Restaurants & Leisure	50,965,197	—	—	50,965,197
Household Durables	77,752,428	—	—	77,752,428

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Advantage Small Cap Core Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Household Products	$ 8,783,238	$ —	$ —	$ 8,783,238
Independent Power and Renewable Electricity Producers	270	—	—	270
Industrial REITs	43,745,463	—	—	43,745,463
Insurance	58,597,519	—	—	58,597,519
Interactive Media & Services	55,751,303	—	—	55,751,303
IT Services	13,609,274	—	—	13,609,274
Leisure Products	14,288,447	—	—	14,288,447
Life Sciences Tools & Services	18,575,778	—	—	18,575,778
Machinery	122,722,785	—	—	122,722,785
Marine Transportation	16,752,298	—	—	16,752,298
Media	22,938,821	—	—	22,938,821
Metals & Mining	78,359,609	—	—	78,359,609
Mortgage Real Estate Investment Trusts (REITs)	2,416,121	—	—	2,416,121
Multi-Utilities	29,421,836	—	—	29,421,836
Office REITs	23,149,564	—	—	23,149,564
Oil, Gas & Consumable Fuels	87,237,907	—	—	87,237,907
Paper & Forest Products	9,438,849	—	—	9,438,849
Passenger Airlines	25,143,669	—	—	25,143,669
Personal Care Products	14,344,120	—	—	14,344,120
Pharmaceuticals	77,498,667	100,253	—	77,598,920
Professional Services	171,487,425	—	—	171,487,425
Real Estate Management & Development	18,105,309	—	—	18,105,309
Residential REITs	7,258,889	—	—	7,258,889
Retail REITs	46,527,617	—	—	46,527,617
Semiconductors & Semiconductor Equipment	100,815,295	—	—	100,815,295
Software	258,393,394	—	—	258,393,394
Specialized REITs	23,166,187	—	—	23,166,187
Specialty Retail	138,898,316	—	—	138,898,316
Technology Hardware, Storage & Peripherals	5,315,941	—	—	5,315,941
Textiles, Apparel & Luxury Goods	21,080,799	—	—	21,080,799
Tobacco	5,773,388	—	—	5,773,388
Trading Companies & Distributors	106,318,382	—	—	106,318,382
Water Utilities	4,666,907	—	—	4,666,907
Wireless Telecommunication Services	3,503,722	—	—	3,503,722
Rights	—	58,106	284,421	342,527
Short-Term Securities
Money Market Funds	129,495,754	—	—	129,495,754
	$ 4,082,532,413	$ 158,359	$ 284,421	$ 4,082,975,193
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (2,227,876)	$ —	$ —	$ (2,227,876)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CVR	Contingent Value Rights
LP	Limited Partnership
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust